Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets consisted of the following as of December 31, 2023 and June 30, 2023:
	December 31, 2023	June 30, 2023
Customer relationships	$7,748,590	$7,748,590
Copyrights and trademarks	242,556	242,556
Software	36,276	35,556
Senior care service app	42,356	41,518
Less: accumulated amortization	(1,504,307)	(1,485,359)
Less: impairment loss	(6,551,529)	(6,551,529)
Intangible assets, net	$13,942	$31,332

Schedule of Estimated Future Amortization Expense	Estimated future amortization expense is as follows as of December 31, 2023:
Years ending December 31,	Amortization expense

2024	$13,942
$13,942